UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21133

Clarion Investment Trust

(Exact name of registrant as specified in charter)

230 Park Avenue New York, NY 10169
(Address of principal executive offices) (Zip code)

Daniel Heflin

Clarion Investment Trust

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Shareholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

ASIA / AUSTRALIA / CANADA / EUROPE / SOUTH AMERICA / UK / USA

ING CLARION CAPITAL
Clarion Total Return Fund

SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

REAL ESTATE

ING

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

COVER PHOTO: One Meadowlands Plaza, East Rutherford, NJ

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

LETTER TO SHAREHOLDERS

June 2008

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion Total Return Fund, Inc. (the “Fund”). This report covers the period from November 1, 2007 through April 30, 2008. As of April 30, 2008, the net asset value of the Fund was $98,725,744 which includes investments in 68 fixed income securities, with a net investment value of $97,868,709 and $857,035 of other assets (including cash and cash equivalents) net of liabilities. Performance for the year ended April 30, 2008 and since inception of the Fund (July 15, 2002) is presented below, along with the performance for the benchmark for the Fund.

Average Annual Return (as of April 30, 2008)	Trailing 1 Year	Trailing 5 Year	Since Fund Inception (1)
Clarion Total Return Fund (net)	-20.70%	-0.66%	0.70%

Lehman Brothers Aggregate Bond Index	6.86%	4.37%	5.08%

(1)	July 15, 2002

The compositional difference between the Fund and the benchmark is still the largest factor affecting the relative underperformance of the Fund. The portfolio of the Fund is comprised primarily of CMBS while over 70% of the benchmark is comprised of Treasuries, Agency MBS pass-throughs and Agency debentures. In the 12 months ended April 30, 2008, the Treasury component of the benchmark was up 9.72%, the U.S. MBS (GNMA, FHLMC, FNMA) component was up 7.39% and the Agency component was up 8.49%. Over the same time period, the BBB component of the Lehman Brothers Investment Grade CMBS Index was down -27.94% and the Fund was down -20.70% (due to its concentration in mezzanine CMBS, including BBB CMBS). However, it is our belief that the Fund will outperform the benchmark over longer-term investment horizons.

Given the Fund’s concentration in BBB CMBS, we have presented below comparative performance information for the Lehman Brothers BBB CMBS Index.

Average Annual Return (as of April 30, 2008)	Trailing 1 Year	Trailing 5 Year	Since Fund Inception(1)
Clarion Total Return Fund (net)	-20.70%	-0.66%	0.70%

Lehman Brothers BBB CMBS Index	-27.94%	-2.60%	-0.79%

(1)	July 15, 2002

Market Overview

The credit crisis has deepened in the first half of 2008, as residential fundamentals have continued to deteriorate, applying technical pressure on credit products including CMBS. From October 31, 2007 to March 31, 2008, recent vintage BBB CMBS spreads widened from 500bp to 1800bp. With a severe imbalance caused by a large number of motivated sellers and a limited number of buyers, liquidity has become extremely low and the bid/offer has widened significantly. While CMBS spreads rallied in April and May, the market remains unsettled as the constant stream of market moving news from the credit sector still dominates mainstream media.

In contrast to residential delinquency rates, commercial mortgage delinquency rates remain low (see chart); although, we expect that the CMBS market is likely to experience some credit deterioration in the future. We believe that this CMBS credit deterioration will be concentrated in deals issued in 2006 and 2007 when there was a relaxation of underwriting standards. During this period, the issuance of non-amortizing (‘interest only’) mortgages increased significantly, loans were frequently underwritten to pro forma assumptions rather than historical or in-place cashflows, and structural features such as reserves were often not required.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

Commercial and Subprime Residential Mortgage Delinquency Rates (60+)

Sources: JP Morgan, Trepp, LLC.

Notes: Subprime data includes securitized, residential loans that are 60+ or in process of foreclosure and REO. CMBS data includes conduit commercial mortgages, all property types, securitized as commercial mortgage backed securities. Historical data subject to quarterly revisions.

We believe that the portfolio of the Fund is defensively positioned against such an increase in delinquencies as the portfolio is heavily biased toward seasoned securities and securities with significant amounts of credit enhancement. As of April 30, 2008, over 80% of the non-AAA CMBS in the portfolio of the Fund were comprised of securities issued in 2005 or earlier. As depicted in the table below, the average subordination levels in the portfolio provides a significant cushion against potential credit losses. For example, the weighted average subordination level on the BBB positions of the portfolio is 4.47% while the weighted average delinquency rate (60+) for these securities is 0.81%. We believe that the Fund’s outperformance of the Lehman Brothers BBB CMBS Index by 724 basis points for the last twelve months is attributable to this bias toward seasoned securities and securities with strong structural credit enhancement.

Clarion Total Return Fund Average Subordination Levels and Delinquency Rates

(as of April 30, 2008)

Rating	Weighted Average Subordination	Weighted Average Delinquency Rate (60+)
AAA	26.25%	0.29%
AA	9.95%	0.16%
A	13.62%	0.68%
BBB	4.47%	0.81%
BB and Below	3.37%	0.40%

Source: Trepp, LLC.

Given the uncertainty in the market, we continue to remain cautious and position the portfolio defensively. We firmly believe that the Company’s share price decline was attributable to market-wide spread pressure rather than credit deterioration of the Fund’s positions. With an average credit rating of AA- and a nominal yield to maturity of 9.02% (as of April 30, 2008), we also believe that the Fund offers strong value relative to other investment options.

If you have any questions regarding the Fund, please call me or Robert Kopchains at (212) 883-2692

Daniel Heflin

President

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

PERFORMANCE OVERVIEW

Growth in Value of a $10,000 Investment in the Clarion Total Return Fund and the Lehman Brothers Aggregate Bond Index

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Bond Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FUND OVERVIEW

THE INVESTMENT ADVISER

ING Clarion Capital has $5 billion in assets under management. ING Clarion Capital is an affiliate of ING Real Estate, the world’s largest real estate investment manager with $170 billion in real estate assets under management, including nearly $50 billion managed by ING Clarion—the U.S. arm of ING Real Estate. ING Clarion Capital has 40 employees and has been investing for its institutional clients since 1996 with a focus on real estate related debt. Operating out of its headquarters in New York, ING Clarion Capital is dedicated to debt investments and benefits from its affiliate’s (ING Clarion) real estate resources, including over 450 employees in the U.S. and a research team comprised of 14 people.

FUND OBJECTIVE

The Clarion Total Return Fund seeks to outperform the Lehman Brothers Aggregate Bond Index by investing in a portfolio comprised primarily of investment grade fixed income securities.

INVESTMENT STRATEGY

The Fund is required to maintain an average credit rating of BBB- or higher at all times. At least 80% of the Fund’s investments must be rated investment grade. The Fund may not purchase an investment rated lower than B-. The Fund seeks (but is not required) to remain duration neutral relative to the benchmark, and it over-weights sectors in which ING Clarion Capital identifies relative value. The Fund is currently over-weighted in commercial mortgage backed securities relative to the benchmark. Fundamental analysis combined with a bottom up selection process identifies investments with potential for capital appreciation based on credit upgrades and other factors.

PORTFOLIO OVERVIEW

April 30, 2008
Net Asset Value	$98.73 MM
Portfolio Positions	68
Nominal Yield to Maturity	9.02%
Average Rating	AA-
Spread to U.S. Treasury	587 bps
Weighted Average Life	7.03 years
Average Modified Duration	4.90 years
Portfolio Distribution:
CMBS	72.82%
Corporates	5.18%
Other (includes Treasuries)	22.00%

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

PORTFOLIO HIGHLIGHTS

PORTFOLIO DISTRIBUTION

COLLATERAL DISTRIBUTION

* Includes property types with less than 3% of the outstanding principal balance.	* Includes states with less than 3% of the outstanding principal balance.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FUND PORTFOLIO HOLDINGS

April 30, 2008 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (72.82%)		Principal Amount	Value (a)
Credit Suisse Mortgage Capital Certificates	5.827% due 06/15/2038	$3,000,000	3,037,260
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	4,479,000	3,007,881	(d)
Bear Stearns Commercial Mortgage Securities	5.712% due 06/11/2040	3,000,000	2,966,556	(e)
Bear Stearns Commercial Mortgage Securities	4.740% due 03/13/2040	3,000,000	2,932,095
Morgan Stanley Capital I	5.447% due 02/12/2044	3,000,000	2,907,660
LB UBS Commercial Mortgage Trust	5.002% due 07/15/2037 (b)	3,618,000	2,262,433	(e)
LB UBS Commercial Mortgage Trust	5.424% due 02/15/2040	2,200,000	2,126,285	(e)
Morgan Stanley Capital I	5.692% due 04/15/2049	2,150,000	2,111,319	(e)
Wachovia Bank Commercial Mortgage Trust	5.366% due 10/15/2035 (b)	3,500,000	2,102,730
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031	2,000,000	2,088,620
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	2,000,000	2,022,568	(e)
Banc of America Commercial Mortgage, Inc.	5.155% due 07/10/2045	2,000,000	2,001,760
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	3,020,000	1,998,331	(e)
Citigroup Commercial Mortgage Trust	5.700% due 12/10/2049	2,000,000	1,975,782	(e)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	4,500,000	1,846,759	(e)
Wachovia Bank Commercial Mortgage Trust	3.916% due 10/15/2017 (b)	2,000,000	1,783,560	(e)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028 (b)	2,000,000	1,750,208	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.063% due 02/15/2051	2,382,000	1,749,960
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.043% due 01/15/2042 (b)	2,074,000	1,701,286	(e)
GE Capital Commercial Mortgage Corp.	5.333% due 11/10/2045	2,000,000	1,675,190	(e)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036 (b)	3,000,000	1,668,987	(e)
Wachovia Bank Commercial Mortgage Trust	5.232% due 07/15/2041 (b)	2,000,000	1,523,062	(e)
Wachovia Bank Commercial Mortgage Trust	5.903% due 02/15/2051	1,500,000	1,504,725	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.294% due 01/12/2043	1,500,000	1,478,917
Banc of America Commercial Mortgage, Inc.	6.349% due 06/11/2035	1,450,000	1,458,053	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.464% due 06/12/2041 (b)	2,000,000	1,398,682	(e)
GS Mortgage Securities Corp. II	5.580% due 12/20/2049 (b)	2,000,000	1,354,392	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.581% due 05/15/2045 (b)	2,000,000	1,196,036	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.965% due 01/15/2038 (b)	53,349,820	1,191,675	(e)
Ansonia CDO Ltd.	3.545% due 10/25/2056 (b)	2,500,000	1,170,668	(d), (e)
GE Capital Commercial Mortgage Corp.	5.792% due 12/10/2049 (b)	3,000,000	1,063,278	(e)
CS First Boston Mortgage Securities Corp.	5.600% due 07/15/2036 (b)	2,000,000	1,046,086	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.632% due 02/15/2051	43,403,000	1,001,654
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049 (b)	4,000,000	960,976	(e)
Banc of America Commercial Mortgage, Inc.	0.440% due 02/10/2051 (b)	36,114,103	952,329
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	1,000,000	899,033	(e)
LB UBS Commercial Mortgage Trust	5.250% due 04/15/2037 (b)	1,120,000	875,008	(e)
Bear Stearns Commercial Mortgage Securities	5.154% due 10/12/2042	1,000,000	827,776	(e)
BXG Receivables Note Trust	4.445% due 07/01/2019 (b)	894,891	827,501	(e)
Prudential Securities Secured Financing Corp.	7.193% due 06/16/2031	731,602	742,583

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FUND PORTFOLIO HOLDINGS

COMMERCIAL MORTGAGE-BACKED SECURITIES (72.82%)		Principal Amount	Value (a)
Wachovia Bank Commercial Mortgage Trust	5.292% due 04/15/2042 (b)	1,000,000	679,273	(e)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	2,500,000	678,003	(e)
GE Capital Commercial Mortgage Corp.	5.197% due 06/10/2048 (b)	1,000,000	658,545	(e)
Wachovia Bank Commercial Mortgage Trust	5.777% due 04/15/2047 (b)	2,000,000	613,024	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.283% due 01/12/2039 (b)	1,000,000	547,800	(e)
PNC Mortgage Acceptance Corp.	7.100% due 12/10/2032 (b)	500,000	487,020	(e)
Commercial Mortgage Pass-Through Certificates	5.782% due 12/10/2046 (b)	1,000,000	436,465	(e)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	1,000,000	302,923	(d), (e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.619% due 07/15/2041 (b)	500,000	301,753	(e)
Total Commercial Mortgage-Backed Securities (Cost $92,377,343)			71,894,470
CORPORATE BONDS (5.18%)
Prologis Trust	7.810% due 02/01/2015	$1,500,000	$1,532,220
AMB Property LP	5.900% due 08/15/2013	1,000,000	990,974
Duke Realty LP	5.625% due 08/15/2011	914,000	880,033
Federal Realty Investment Trust	5.400% due 12/01/2013	750,000	716,004
AMB Property LP	8.000% due 11/01/2010	500,000	541,812
Simon Property Group LP	7.375% due 06/15/2018	425,000	451,557
Total Corporate Bonds (Cost $5,294,365)			5,112,600
MORTGAGE-BACKED SECURITIES (2.05%)
Federal Home Loan Mortgage Corporation	5.500% due 03/01/2023	649,634	660,360
Federal National Mortgage Association	5.500% due 10/01/2032	592,632	598,297
Federal National Mortgage Association	5.000% due 05/01/2018	548,620	554,375
Federal Home Loan Mortgage Corporation	6.000% due 11/01/2032	202,092	208,003
Total Mortgage-Backed Securities (Cost $2,031,021)			2,021,035
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (19.08%)
US Treasury Note	4.500% due 02/28/2011	8,000,000	8,451,248
US Treasury Note	3.625% due 12/31/2012	3,000,000	3,084,375
US Treasury Note	4.375% due 02/15/2038	2,000,000	1,969,062
US Treasury Note	3.125% due 04/30/2013	1,500,000	1,507,734
Government National Mortgage Association	5.376% due 09/16/2044	1,283,796	1,142,483
Government National Mortgage Association	3.110% due 01/16/2019	1,072,396	1,061,955
Government National Mortgage Association	5.473% due 03/16/2046	639,450	551,929
Government National Mortgage Association	5.573% due 03/16/2044	624,252	548,931
Government National Mortgage Association	5.138% due 11/16/2045	634,687	522,887
Total United States Government Agencies & Obligations (Cost $19,118,496)			18,840,604
MONEY MARKET FUND (1.19%)
Dreyfus Treasury Prime Cash Management (Cost $1,174,406)			1,174,406
TOTAL SECURITIES (100.32%) (Cost $119,995,631) (c)			99,043,115
OTHER ASSETS, NET OF LIABILITIES (0.32%)			(317,371)
NET ASSETS (100.00%)			98,725,744

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FUND PORTFOLIO HOLDINGS

(a)	See Notes to Financial Statements.
(b)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value of these securities at April 30, 2008 was $36,386,674 or 36.86% of net assets.

(c)	The cost for federal income tax purposes was $119,995,631. At April 30, 2008 net unrealized depreciation for all securities based on tax cost was $20,952,516. This consisted of aggregate gross unrealized appreciation for all securities of $350,881 and aggregate gross unrealized depreciation for all securities of $21,303,397.
(d)	Illiquid security.
(e)	Fair valued security. At April 30, 2008 fair valued securities represented 48.51% of the Fund’s net assets.

The value of such securities was determined primarily by using a pricing table which incorporates factors such as dealer bids, market transactions in comparable securities and new issue pricing of fixed income securities.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

SUMMARY OF RATINGS

April 30, 2008 (unaudited)

	Portfolio Distribution by Rating
COMMERCIAL MORTGAGE-BACKED SECURITIES	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+ to B-	CCC+ to D	Total
Ansonia CDO Ltd.	—	1.19	—	0.31	—	—	—	1.50
Banc of America Commercial Mortgage, Inc.	4.50	—	—	—	—	—	—	4.50
Bear Stearns Commercial Mortgage Securities	6.01	0.85	—	—	—	—	—	6.86
BXG Receivables Note Trust	0.84	—	—	—	—	—	—	0.84
Citigroup Commercial Mortgage Trust	2.01	—	—	—	—	—	—	2.01
Commercial Mortgage Pass-Through Certificates	—	—	—	0.45	—	—	—	0.45
Credit Suisse Mortgage Capital Certificates	3.10	—	—	—	0.98	—	—	4.08
CS First Boston Mortgage Securities Corp.	—	—	—	2.77	4.95	—	—	7.72
GE Capital Commercial Mortgage Corp.	2.06	1.71	—	1.76	—	—	—	5.53
GS Mortgage Securities Corp. II	1.39	—	—	1.78	0.69	—	—	3.86
J.P. Morgan Chase Commercial Mortgage Securities Corp.	3.74	1.78	2.95	2.29	—	—	—	10.77
LB UBS Commercial Mortgage Trust	4.30	0.92	—	0.88	2.31	—	—	8.41
Morgan Stanley Capital I	5.12	—	—	—	—	—	—	5.12
PNC Mortgage Acceptance Corp	—	—	—	0.50	—	—	—	0.50
Prudential Securities Secured Financing Corp.	0.76	—	—	—	—	—	—	0.76
Wachovia Bank Commercial Mortgage Trust	1.53	—	3.37	3.35	2.14	—	—	10.40
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	35.36	6.45	6.32	14.10	11.07	—	—	73.30
TOTAL CORPORATE BONDS	—	—	0.46	4.75	—	—	—	5.21
TOTAL MORTGAGE-BACKED SECURITIES	2.06	—	—	—	—	—	—	2.06
TOTAL U.S. GOVERNMENT AGENCY AND OBLIGATIONS	19.21	—	—	—	—	—	—	19.21
TOTAL CASH & SHORT-TERM INVESTMENTS	0.22	—	—	—	—	—	—	0.22
TOTAL ASSETS	56.85	6.45	6.79	18.84	11.07	—	—	100.00

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

CLARION TOTAL RETURN FUND

Per Share Operating Performance

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period	$8.92		$10.10	$10.09	$10.31	$10.08	$10.23

Income from Investment Operations
Net Investment Income (2)	0.25		0.55	0.54	0.52	0.54	0.52
Net Realized and Unrealized Gain (Loss)	(1.54)		(1.17)	0.01	(0.14)	0.30	(0.03)

Total from Investment Operations	(1.29)		(0.62)	0.55	0.38	0.84	0.49

Distributions
Net Investment Income	(0.25)		(0.56)	(0.54)	(0.57)	(0.58)	(0.59)
Capital Gains	—		—	—	(0.03)	(0.03)	(0.05)

Total Distributions	(0.25)		(0.56)	(0.54)	(0.60)	(0.61)	(0.64)

Net Asset Value, End of Period	$7.38		$8.92	$10.10	$10.09	$10.31	$10.08

Total Investment Return
Net Asset Value (1)	(14.53)%		(6.41)%	5.69%	3.74%	8.66%	4.94%

Ratios and Supplemental Data
Net Asset, End of Year (Thousands)	$98,726		$94,772	$164,403	$165,288	$141,450	$125,913
Ratio of Net Expenses to Average Net Assets,	0.50	%(3)	0.48%	0.43%	0.42%	0.39%	0.47%
After Fee Waiver/Reimbursement
Ratio of Net Expenses to Average Net Assets,	0.63	%(3)	0.48%	0.43%	0.42%	0.39%	0.47%
Before Fee Waiver/Reimbursement
Ratio of Net Investment Income to Average	5.62	%(3)	5.61%	5.45%	5.05%	5.29%	4.82%
Net Assets
Portfolio Turnover Rate	50	%(4)	130%	68%	49%	78%	65%

(1)	Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(2)	Calculated based upon average shares outstanding during the year.
(3)	Annualized
(4)	Not Annualized

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FINANCIAL STATEMENTS

CLARION TOTAL RETURN FUND

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets
Investments, at Value (Cost $119,995,631)	$99,043,115
Interest Receivable	753,123
Receivable for Securities Sold	551,875
Other Assets	65,148

Total Assets	100,413,261

Liabilities
Payable for Securities Purchased	1,508,430
Accrued Legal Fees	47,601
Accrued Advisory Fees - Note C	61,566
Accrued Audit Fees	29,571
Accrued Administrative Fees - Note D	19,420
Accrued Custodian Fees-Note D	2,571
Other Accrued Expenses	18,358

Total Liabilities	1,687,517

Net Assets	$98,725,744

Net Assets Consists of:
Paid Capital	$133,685,248
Undistributed Net Investment Income	117,939
Accumulated Realized Loss	(14,124,927)
Net Unrealized Depreciation	(20,952,516)

Net Assets	$98,725,744

Net Assets	$98,725,744
Shares of Beneficial Interest
Share Issued and Outstanding (Unlimited Number Authorized)	13,374,499
Net Asset Value Per Share	$7.38

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FINANCIAL STATEMENTS

CLARION TOTAL RETURN FUND

Statement of Operations

For the Six Months Ended April 30, 2008 (unaudited)

Investment Income
Interest	$3,038,695

Expenses
Investment Advisory Fees - Note C	124,154
Legal Fees	78,754
Administrative Fees - Note D	37,760
Audit Fees	24,421
Insurance	11,550
Trustees’ Fees	10,492
Transfer Agent Fees-Note E	8,771
Custodian Fees-Note D	6,865
Pricing Vendor Fees	5,951
Other	3,611

Total Expenses	312,329
Waiver of Investment Advisory Fees - Note C	(64,021)

Net Expenses	248,308

Net Investment Income	2,790,387

Realized and Unrealized Loss on Investments and Swaps:
Net Realized Loss on:
Investments	(8,083,600)
Swaps	(1,223,791)

Net Realized Loss on Investments and Swaps	(9,307,391)

Net Change in Unrealized Depreciation on:
Investments	(9,318,574)
Swaps	(210,839)

Net Change in Unrealized Depreciation on Investments and Swaps	(9,529,413)

Net Loss on Investments and Swaps	(18,836,804)

Net Decrease in Net Assets Resulting from Operations	$(16,046,417)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FINANCIAL STATEMENTS

CLARION TOTAL RETURN FUND

Statement of Changes in Net Assets

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Decrease in Net Assets from Operations:
Net Investment Income	$2,790,387	$8,320,862
Net Realized Loss on Investments and Swaps	(9,307,391)	(3,095,905)
Net Change in Unrealized Depreciation on Investments and Swaps	(9,529,413)	(12,516,582)

Net Decrease in Net Assets Resulting from Operations	(16,046,417)	(7,291,625)
Distributions:
Net Investment Income	(3,131,134)	(8,380,581)

Transactions in Shares of Beneficial Interest:
Shares Issued	20,000,000	26,004,000
-In Lieu of Cash Distributions	3,131,137	8,380,581
Shares Redeemed	—	(88,342,916)

Net Increase (Decrease) from Transactions in Shares of Beneficial Interest	23,131,137	(53,958,335)

Total Increase (Decrease)	3,953,586	(69,630,541)
Net Assets:
Beginning of Period	94,772,158	164,402,699

End of Period (including undistributed net investment income of $117,939 in 2008 and $458,686 in 2007, respectively)	$98,725,744	$94,772,158
Shares Issued and Redeemed:
Shares Issued	2,348,217	2,716,155
-In Lieu of Cash Distributions	402,075	859,100
Shares Redeemed	—	(9,235,736)

Net Increase (Decrease) in Shares of Beneficial Interest	2,750,292	(5,660,481)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FINANCIAL STATEMENTS

CLARION TOTAL RETURN FUND

Statement of Cash Flows

For the Six Months Ended April 30, 2008 (unaudited)

Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(16,046,417)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used by Operating Activities:
Cost of Securities Purchased	(72,842,432)
Proceeds from Sale of Securities	48,989,305
Adjustment to Cost of Interest Only Securities	113,602
Net Interest Received on Swaps	(177,128)
Net Amortization of Premium and Accretion of Discount	269,184
Net Change in Unrealized Depreciation on Investments and Swaps	9,529,413
Net Realized Loss on Investments and Swaps	9,307,391
Net Change in Operating Assets and Liabilities:
Increase for Securities Sold	(551,875)
Increase in Interest Receivable	(39,363)
Increase in Other Assets	(65,148)
Decrease in Accrued Legal Fees	(14,399)
Decrease in Accrued Audit Fees	(13,080)
Decrease in Accrued Administrative Fees	(4,888)
Decrease in Accrued Custodian Fees	(766)
Increase in Payable for Securities Purchased	1,508,430
Increase in Accrued Advisory Fee	364
Increase in Other Accrued Expenses	274
Net Paydown Loss on Securities	37,533

Net Cash Used by Operating Activities	(20,000,000)

Cash Flows From Financing Activities:*
Cash Subscriptions Received	20,000,000

Net Cash Provided in Financing Activities	20,000,000

Net Increase in Cash	—
Cash at Beginning of Period	—

Cash at End of Period	$—

*	Non-cash financing activities not included herein consist of reinvestment of dividends of $3,131,137.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

CLARION TOTAL RETURN FUND

April 30, 2008 (unaudited)

A.	Organization: Clarion Total Return Fund (the “Fund”) was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund’s shares of beneficial interest are not registered under the Securities Act of 1933.

B.	Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

2.	Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements

3.	Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund’s custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2008.

4.	Interest Rate Swap Contracts: The Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts, including accrued periodic net interest, are recorded as unrealized gains or losses.

Periodic cash settlements received or made by the Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The Fund bears the market risk arising from any change in interest rates.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

CLARION TOTAL RETURN FUND, INC.

B.	Summary of Significant Accounting Policies (Continued):

5.	Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

6.	Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

7.	Secured Borrowings and Collateral: The Fund currently holds pledged collateral in the form of U.S. Treasury bills as a result of the interest rate swaps that the Fund has entered into. The Fund’s custodian holds this collateral and it is accounted for in the statement of assets and liabilities within investments. The Fund has the right to either re-pledge or sell this collateral as determined by the contractual agreements between parties. As of April 30, 2008 the Fund has neither re-pledged or sold any of collateral.

8.	Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

C.	Advisory Services: ING Clarion Capital, LLC (the “Adviser”) is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund’s average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser had contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. The waiver agreement will continue until September 30, 2008, unless extended by the Adviser. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. The Adviser last waived expenses as of October 31, 2002 and as such, the recovery period has since passed.

D.	Administration and Custodian Services: The Bank of New York Mellon serves as the Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Transfer Agent: Unified Fund Services, Inc. serves as the Fund’s Transfer Agent pursuant to a mutual fund services agreement.

F.	Purchases and Sales: For the six months ended April 30, 2008 the Fund made purchases of $41,312,633 of $24,193,886 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $30,204,863 and sales of $24,407,314 long-term U.S. Government securities during the year.

G.	Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H.	Other: At April 30, 2008, 99.99% of total shares outstanding were held by one record shareholder.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

CLARION TOTAL RETURN FUND, INC.

I.	Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund’s financial statements.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

FUND EXPENSES

CLARION TOTAL RETURN FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Clarion Total Return Fund
Actual	$1,000.00	$854.69	0.50%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51

*	Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 4/30/08. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2730 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

OFFICERS AND TRUSTEES

Daniel Heflin

President, Chief Executive Officer and Trustee

Stephen Baines

Vice President

Jerry Chang

Chief Compliance Officer

Joanne M. Vitale

Vice President

S. Leland Dill

Trustee

Mark B. Taylor

Trustee

James Webb

Trustee

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

CONTACT INFORMATION

Investment Adviser

ING Clarion Capital, LLC

230 Park Avenue

New York, NY 10169

Investor Relations

Robert Kopchains

230 Park Avenue

New York, NY 10169

Phone: (212) 883-2692

Administrator

The Bank of New York

101 Barclay Street

New York, NY 10286

Custodian

The Bank of New York

100 Colonial Center Parkway

Lake Mary, FL 32746

SEMI-ANNUAL REPORT 2008  |  CLARION TOTAL RETURN FUND

ING REAL ESTATE GLOBAL NETWORK

AUSTRALIA

BELGIUM

CANADA

CHINA

CZECH REPUBLIC

FRANCE

GERMANY

HUNGARY

ITALY

JAPAN

POLAND

ROMANIA

SINGAPORE

SOUTH KOREA

SPAIN

SWEDEN

TAIWAN

THAILAND

THE NETHERLANDS

UK

USA

ING Clarion

230 Park Avenue 12th Floor, New York, NY 10169

T: 212.883.2500 F: 212.883.2700

WWW.INGCLARION.COM

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:	/s/ Daniel Heflin
Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	July 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin
Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	July 9, 2008

By:	/s/ Jerry Chang
Name:	Jerry Chang
Title:	Chief Financial Officer
Date:	July 9, 2008